Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Related Parties [Line Items]
Related Parties

15.    Related Parties

The components of “Related party expense” in the condensed combined and consolidated statements of operations and comprehensive loss are summarized as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Related party shared services	$984	$971	$2,760	$3,115
Related party royalty	209	153	432	440
Related party management fee	136	1,293	435	3,497
Total related party expense	$1,329	$2,417	$3,627	$7,052

Historically, the Company has been managed and operated in the ordinary course of business with other affiliates of Exela. Accordingly, certain shared costs have been allocated to the Company and reflected as expenses in the condensed combined and consolidated financial statements.

Sales of Products and Services

During the historical periods presented, the Company sold products and services to Exela and its non-XBP subsidiaries. Revenue, net in the condensed combined and consolidated statements of operations and comprehensive loss include sales to affiliates of Exela of $0.1 million $0.0 million for the three months ended September 30, 2023 and 2022, respectively, and $0.2 million and $0.1 million for the nine months ended September 30, 2023 and 2022, respectively.

Purchases

During the historical periods presented, the Company purchased high-speed scanners and related products from Exela and its non-XBP subsidiaries. These purchases totaled $0.0 million and $0.6 million, for the three months ended September 30, 2023 and 2022, respectively, and $1.0 million and $3.2 million for the nine months ended September 30, 2023 and 2022, respectively.

Shared Service Center Costs

The historical costs and expenses reflected in our financial statements include costs for certain shared service functions historically provided by the Company’s parent, Exela, including, but not limited to accounting and finance, IT and business process operations. Where possible, these charges were allocated based on full-time equivalents (FTE’s), formal agreements between XBP and Exela, or other allocation methodologies that Management determined to be a reasonable reflection of the utilization of services provided or the benefit received by XBP and all costs of operating XBP during the periods presented.

The allocated shared service expenses and general corporate expenses of $1.0 million and $1.0 million for the three month ended September 30, 2023 and 2022, respectively, and $2.8 million and $3.1 million for the nine months ended September 30, 2023 and 2022, respectively, and are included in the Related party expenses in the condensed combined and consolidated statements of operations and comprehensive loss.

In the opinion of management of Exela and the Company, the expense and cost allocations have been determined on a basis considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during 2023 and 2022. The amounts that would have been, or will be incurred, on a stand-alone basis could differ from the amounts allocated due to economies of scale, difference in management judgment, a requirement for more or fewer employees or other factors. Management does not believe, however, that it is practicable to estimate what these expenses would have been had the Company operated as an independent entity, including any expenses associated with obtaining any of these services from unaffiliated entities. In addition, the future results of operations, financial position and cash flows could differ materially from the historical results presented herein.

Royalty Expenses

During the historical periods presented, the Company’s parent, Exela, charged royalty fees for allowing the Company to use tradenames and trademarks owned by Exela. The Company incurred royalty expense of $0.2 million and $0.2 million for the three month ended September 30, 2023 and 2022, respectively, and $0.4 million and $0.4 million for the nine months ended September 30, 2023 and 2022, respectively, included in related party expense within the condensed combined and consolidated statements of operations and comprehensive loss.

Management Fee

During the historical periods presented, Exela provided management services to the Company in exchange for a management fee. These management services included provision of legal, human resources, corporate finance, and marketing support, along with compensation and benefits for certain executives. The management fee was calculated based on a weighted average of total external revenue, headcount and total assets attributable to the Company. On October 9, 2022 the management fee was terminated when the Merger Agreement was entered into and was replaced by the related party service fee which reduced the fees and modified the services provided. The Company incurred total management fees of $0.1 million and $1.3 million for the three month ended September 30, 2023 and 2022, respectively, and $0.4 million and $3.5 million for the nine months ended September 30, 2023 and 2022, respectively.

Note Receivable

The Company entered into an Intercompany Loan Agreement with an affiliate of Exela on January 1, 2016, where the Company agreed to lend up to €20 million to the affiliate. The related party note receivable has a six year term with the option to extend for an additional one year term and bears annual interest of 9.5%, due at the end of the term. On January 1, 2023, the Company amended its Intercompany Loan Agreement, extending the maturity of the Intercompany Loan Agreement to December 31, 2023. The condensed combined and consolidated balance sheets included $13.1 million and $13.3 million for the related party note receivable as of September 30, 2023 and December 31, 2022, respectively. The condensed combined and consolidated statements of operations and comprehensive loss included related party interest income of $0.3 million and $0.3 million for the three months ended September 30, 2023 and 2022, respectively, and $1.0 million and $0.9 million for the nine months ended September 30, 2023 and 2022, respectively.

Notes Payable

The Company entered into three Intercompany Loan Agreements with an affiliate of Exela, in September 2009 and May 2010, whereby the affiliate of Exela agreed to lend up to £9.3 million to the Company (“related party notes payable”). The related party notes payable which were denominated in Great British pounds accrued interest daily at the one-month LIBOR rate for United States dollar deposits in the London interbank market plus four percentage points. These notes had an original maturity date of one year (which was extended by the lender for one additional year on each anniversary of the notes) and were assigned by the lender to another affiliate of Exela and amended with an effective date of December 1, 2012. The amendment amended (a) the interest rate to a fixed rate of 4% plus LIBOR for the remainder of 2012, 12% for 2013 and 13.5% thereafter, (b) extended the term of the agreement to December 31, 2024, and (c) denominated the notes in United States dollars. The condensed combined and consolidated balance sheets included $11.2 million for the related party notes payable as of September 30, 2023 and December 31, 2022. The combined and consolidated statements of operations and comprehensive loss included related party interest expense of $0.4 million for the three months ended September 30, 2023 and 2022, respectively and $1.1 million for the nine months ended September 30, 2023 and 2022, respectively in the related party interest expense, net.

17. Related Parties

The components of “Related party expense” in the combined and consolidated statements of operations and comprehensive loss are summarized as follows:

	Years ended December 31,
(dollars in thousands)	2022	2021	2020
Related party shared services	$4,051	$4,280	$4,042
Related party royalty	631	530	538
Related party management fee	3,627	4,997	6,026
Total related party expense	$8,309	$9,807	$10,606

Historically, the Business has been managed and operated in the ordinary course of business with other affiliates of Exela. Accordingly, certain shared costs have been allocated to the Business and reflected as expenses in the combined and consolidated financial statements.

Related Party Sales

During the historical periods presented, the Business sold products and services to Exela and its non-XBP businesses. Revenue, net in the combined and consolidated statements of operations and comprehensive loss include sales to affiliates of Exela of $0.1 million, $0.2 million and $0.3 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Shared Service Center Costs

The historical costs and expenses reflected in our financial statements include costs for certain shared service functions historically provided by the Business’ parent, Exela, including, but not limited to accounting and finance, IT and business process operations. Where possible, these charges were allocated based on full-time equivalents (FTE’s), formal agreements between XBP and Exela, or other allocation methodologies that Management determined to be a reasonable reflection of the utilization of services provided or the benefit received by XBP and all costs of operating XBP during the periods presented.

The allocated shared service expenses and general corporate expenses for the years ended December 31, 2022, 2021 and 2020 were $4.1 million. $4.3 million and $4.0 million, respectively, and are included in the Related party expense in the combined and consolidated statement of operations and comprehensive loss.

In the opinion of management of Exela and the Business, the expense and cost allocations have been determined on a basis considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Business during 2022, 2021 and 2020. The amounts that would have been, or will be incurred, on a stand-alone basis could differ from the amounts allocated due to economies of scale, difference in management judgment, a requirement for more or fewer employees or other factors. Management does not believe, however, that it is practicable to estimate what these expenses would have been had the Business operated as an independent entity, including any expenses associated with obtaining any of these services from unaffiliated entities. In addition, the future results of operations, financial position and cash flows could differ materially from the historical results presented herein.

Related Party Royalty Fees

During the historical periods presented, the Business’ parent, Exela, charged royalty fees for allowing the Business to use tradenames and trademarks owned by Exela. The Business incurred royalty expense of $0.6 million, $0.5 million and $0.5 million for the years ended December 31, 2022, 2021 and 2020, respectively, included in Related party expense within the combined and consolidated statements of operations and comprehensive loss.

Related Party Management Fee

During the historical periods presented, Exela provided management services to the Business in exchange for a management fee. These management services included provision of legal, human resources, corporate finance, and marketing support, along with compensation and benefits for certain executives. The management fee was calculated based on a weighted average of total external revenue, headcount and total assets attributable to the Business. On October 9, 2022 the management fee was terminated when the Merger Agreement was entered into and was replaced by the related party service fee which reduced the fees and modified the services provided. The Business incurred total management fees of $3.6 million, $5.0 million and $6.0 million for the years ended December 31, 2022, 2021 and 2020, respectively.

Note Receivable

The Business entered into an Intercompany Loan Agreement (“related party note receivable”) with an affiliate of Exela on January 1, 2016, where the Business agreed to lend up to €20 million to the affiliate. The related party note receivable has a six year term with the option to extend for an additional one year term and bears annual interest of 9.5%, due at the end of the term. The combined and consolidated balance sheets included $13.3 million and $14.1 million for the related party note as of December 31, 2022 and 2021, respectively. The combined and consolidated statements of operations and comprehensive loss included $1.3 million, $1.4 million, and $1.3 million of related party interest income for the years ended December 31, 2022, 2021 and 2020, respectively.

Notes Payable

The Business entered into three Intercompany Loan Agreements (“related party notes payable”) with an affiliate of Exela, in September 2009 and May 2010, whereby the affiliate of Exela agreed to lend up to £9.3 million to the Business. The related party notes payable which are denominated in United States dollars accrued interest daily at the one-month LIBOR rate for United States dollar deposits in the London interbank market plus four percentage points. These notes had an original maturity date of March 31, 2013 and were amended with an effective date of December 1, 2012. The amendment (a) amended the interest rate to a fixed rate of 4% plus LIBOR for the remainder of 2012, 12% plus LIBOR for 2013 and 13.5% thereafter and (b) extended the term of the agreement to December 31, 2024. The term is automatically extended without necessity of a separate written amendment for an additional period of one year. The combined and consolidated balance sheets included $11.2 million for the related party notes payable as of December 31, 2022 and December 31, 2021. The combined and consolidated statements of operations and comprehensive loss included $1.5 million of related party interest expense for the years ended December 31, 2022, 2021 and 2020 in the Related party interest expense, net.

CF ACQUISITION CORP VIII [Member]
Related Parties [Line Items]
Related Parties

Note 4 — Related Party Transactions

Founder Shares

On July 8, 2020, the Sponsor purchased 5,750,000 shares (including any shares of Class A common stock issued or issuable upon conversion thereof, the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 (“Class B common stock”) for an aggregate price of $25,000. On March 8, 2021, the Sponsor transferred an aggregate of 20,000 shares of Class B common stock to two of the independent directors of the Company. As a result, the Company recognized no compensation expense and approximately $29,000 of compensation expense at fair value that was presented in the Company’s unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2022, respectively. On March 11, 2021, the Company effected a 1.1-for-1 stock split. All share and per share amounts have been retroactively adjusted. On March 16, 2021, the Sponsor forfeited 75,000 shares of Class B common stock, due to the underwriters not exercising the over-allotment option in full, such that the initial stockholders would collectively own 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering (not including the Private Placement Shares), resulting in an aggregate of 6,250,000 shares of Class B common stock outstanding and held by the Sponsor and two of the independent directors of the Company. The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of the consummation of the Business Combination and are subject to certain transfer restrictions. Further, in connection with the XBP Europe Business Combination, subject to and conditioned upon its closing, the Sponsor agreed to forfeit 733,400 Founder Shares.

On March 6, 2023, the Company issued 5,000,000 shares of Class A common stock to the Sponsor upon the conversion of 5,000,000 shares of Class B common stock held by the Sponsor (the “Conversion”). The 5,000,000 shares of Class A common stock issued in connection with the Conversion are subject to the same restrictions as applied to the Class B common stock prior to the Conversion, including, among other things, certain transfer restrictions, waiver of redemption rights and the obligation to vote in favor of the Business Combination as described in the prospectus for the Initial Public Offering.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. In connection with the XBP Europe Business Combination, subject to and conditioned upon its closing, the Sponsor agreed to amend the lock-up terms applicable to the Founder Shares described above to remove clause (x) above.

Private Placement Units

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 540,000 Private Placement Units at a price of $10.00 per Private Placement Unit ($5,400,000 in the aggregate). Each Private Placement Unit consists of one share of Class A common stock (the “Private Placement Shares”) and one-fourth of one warrant (each whole warrant, a “Private Placement Warrant”). Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share. On March 25, 2022, the Sponsor transferred 2,500 shares of Class A common stock to an independent director of the Company. As a result, the Company recognized no compensation expense and approximately $20,000 of compensation expense at fair value that was presented in the Company’s unaudited condensed consolidated statements of operations for the three and nine months ended September 30, 2022, respectively. The proceeds from the Private Placement Units have been added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete the Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Private Placement Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units (including the component securities thereof) until 30 days after the completion of the initial Business Combination; provided that, subject to, and conditioned on the consummation of the XBP Europe Business Combination, this lock-up has been waived with respect to the Private Placement Shares.

Underwriter

Cantor Fitzgerald & Co. (“CF&Co.”), the lead underwriter of the Initial Public Offering, is an affiliate of the Sponsor (see Note 5).

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with any Business Combination to assist the Company in holding meetings with its stockholders to discuss any potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities, and assist the Company with its press releases and public filings in connection with any Business Combination. The Company will pay CF&Co. a cash fee (the “Marketing Fee”) for such services upon the consummation of the Business Combination in an amount equal to $9,350,000, which is equal to 3.5% of the gross proceeds of the base offering in the Initial Public Offering and 5.5% of the gross proceeds from the partial exercise of the underwriter’s over-allotment option; provided, however, in connection with the XBP Europe Business Combination, subject to and conditioned upon its closing, CF&Co. agreed to waive the Marketing Fee.

Engagement Letter

The Company engaged CF&Co. as its exclusive financial advisor for the XBP Europe Business Combination, but CF&Co. has agreed not to receive an advisory fee for such services other than to receive reimbursement of actual expenses incurred and to be indemnified against certain liabilities arising out of its engagement.

Related Party Loans

The Sponsor made available to the Company, under the Pre-IPO Note, up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. Prior to the closing of the Initial Public Offering, the amount outstanding under the Pre-IPO Note was approximately $79,000. The Pre-IPO Note was non-interest bearing and was repaid in full upon the completion of the Initial Public Offering.

In order to finance transaction costs in connection with an intended Business Combination, pursuant to the Sponsor Loan, the Sponsor loaned the Company $1,750,000 to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements, including $10,000 per month for office space, administrative and shared personnel support services that will be paid to the Sponsor, for the period commencing upon the consummation of the Initial Public Offering and concluding upon the consummation of the Business Combination. For each of the three months ended September 30, 2023 and 2022, the Company paid $30,000 for office space and administrative fees. For each of the nine months ended September 30, 2023 and 2022, the Company paid $90,000 for office space and administrative fees.

If the Sponsor Loan is insufficient to cover the working capital requirements of the Company, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes the Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that the Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On June 30, 2022, the Company entered into the First Working Capital Loan with the Sponsor in the amount of up to $1,000,000, which First Working Capital Loan has been fully drawn by the Company.

On October 14, 2022, the Company entered into the Second Working Capital Loan with the Sponsor in the amount of up to $750,000 in connection with advances the Sponsor has made to the Company for working capital expenses, which Second Working Capital Loan has been fully drawn by the Company.

On March 31, 2023, the Company entered into a Third Working Capital Loan with the Sponsor in the amount of up to $500,000 in connection with advances the Sponsor has made to the Company for working capital expenses, which Third Working Capital Loan has been fully drawn by the Company.

On August 31, 2023, the Company entered into a Fourth Working Capital Loan with the Sponsor in the amount of up to $300,000 in connection with advances the Sponsor has made and will make to the Company for working capital expenses.

On March 9, 2022, the Company borrowed $4,424,015 ($0.20 for each Public Share that was not redeemed in connection with the First Extension) from the Sponsor pursuant to the First Extension Loan, which was deposited into the Trust Account.

On September 30, 2022, the Company borrowed $976,832 ($0.33 for each Public Share that was not redeemed in connection with the Second Extension) from the Sponsor pursuant to the Second Extension Loan, which was deposited into the Trust Account.

On March 15, 2023, the Company entered into the Third Extension Loan with the Sponsor pursuant to which the Sponsor loaned the Company $344,781 in the aggregate.

As of September 30, 2023 and December 31, 2022, the carrying amounts of the loans payable by the Company to the Sponsor were approximately $9,906,000 and $8,200,000, respectively. As of September 30, 2023 and December 31, 2022, the face amounts of these loans were approximately $9,906,000 and $8,500,000, respectively.

Each of the First Extension Loan, the First Working Capital Loan, the Second Extension Loan, the Second Working Capital Loan, the Third Extension Loan, Third Working Capital Loan and the Fourth Working Capital Loan bears no interest and is due and payable on the date on which the Company consummates the initial Business Combination. The principal balance of each loan may be prepaid at any time with funds outside of the Trust Account.

Pursuant to the terms and conditions of the XBP Europe Business Combination, in connection with the consummation of the XBP Europe Business Combination, all amounts outstanding under each of the Sponsor Loan, the First Working Capital Loan, the Second Working Capital Loan, the Third Working Capital Loan, the Fourth Working Capital Loan, the First Extension Loan, the Second Extension Loan and the Third Extension Loan will be converted into shares of Class A common stock at $10.00 per share in accordance with, and subject to the exceptions set forth in, the Merger Agreement.

The Sponsor pays expenses on the Company’s behalf. The Company reimburses the Sponsor for such expenses paid on its behalf. The unpaid balance, if any, is included in Payables to related parties on the accompanying unaudited condensed consolidated balance sheets.

Note 4 — Related Party Transactions

Founder Shares

On July 8, 2020, the Sponsor purchased 5,750,000 shares (including any shares of Class A common stock issuable upon conversion thereof, the “Founder Shares”) of the Company’s Class B common stock, par value $0.0001 (“Class B common stock”) for an aggregate price of $25,000. On March 8, 2021, the Sponsor transferred an aggregate of 20,000 shares of Class B common stock to two of the independent directors of the Company. As a result, the Company recognized approximately $29,000 and $147,000 of compensation expense at fair value that was presented in the Company’s statements of operations for the years ended December 31, 2022 and 2021 respectively. On March 11, 2021, the Company effected a 1.1-for-1 stock split. All share and per share amounts have been retroactively adjusted. On March 16, 2021, the Sponsor forfeited 75,000 shares of Class B common stock, due to the underwriter not exercising the over-allotment option in full, such that the initial stockholders would collectively own 20% of the Company’s issued and outstanding shares of common stock after the Initial Public Offering (not including the Private Placement Shares), resulting in an aggregate of 6,250,000 shares of Class B common stock outstanding and held by the Sponsor and two of the independent directors of the Company. The Founder Shares will automatically convert into shares of Class A common stock at the time of the consummation of the Business Combination and are subject to certain transfer restrictions. Further, in connection with the XBP Europe Business Combination, subject to and conditioned upon its closing, the Sponsor agreed to forfeit 733,400 Founder Shares.

The initial stockholders have agreed, subject to limited exceptions, not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of the initial Business Combination or (B) subsequent to the initial Business Combination, (x) if the last reported sale price of the Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20-trading days within any 30-trading day period commencing at least 150 days after the initial Business Combination, or (y) the date on which the Company completes a liquidation, merger, capital stock exchange or other similar transaction that results in all of the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. In connection with the XBP Europe Business Combination, subject to and conditioned upon its closing, the Sponsor agreed to amend the lock-up terms applicable to the Founder Shares described above to remove clause (x) above.

Private Placement Units

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 540,000 Private Placement Units at a price of $10.00 per Private Placement Unit ($5,400,000 in the aggregate). Each Private Placement Unit consists of one share of Class A common stock (the “Private Placement Shares”) and one-fourth of one warrant (each whole warrant, a “Private Placement Warrant”). Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share. On March 25, 2022, the Sponsor transferred 2,500 shares of Class A common stock to an independent director of the Company. As a result, the Company recognized approximately $20,000 of compensation expense at fair value that was presented in the Company’s consolidated statement of operations for the year ended December 31, 2022. The proceeds from the Private Placement Units have been added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the Private Placement Warrants will expire worthless. The Private Placement Warrants will be non-redeemable and exercisable on a cashless basis so long as they are held by the Sponsor or its permitted transferees.

The Private Placement Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation.

The Sponsor and the Company’s officers and directors have agreed, subject to limited exceptions, not to transfer, assign or sell any of their Private Placement Units until 30 days after the completion of the initial Business Combination.

Underwriter

Cantor Fitzgerald & Co. (“CF&Co.”), the lead underwriter of the Initial Public Offering, is an affiliate of the Sponsor (see Note 5).

Business Combination Marketing Agreement

The Company has engaged CF&Co. as an advisor in connection with the Business Combination to assist the Company in holding meetings with its stockholders to discuss any potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities, and assist the Company with its press releases and public filings in connection with any Business Combination. The Company will pay CF&Co. a cash fee (the “Marketing Fee”) for such services upon the consummation of the Business Combination in an amount equal to $9,350,000, which is equal to 3.5% of the gross proceeds of the base offering in the Initial Public Offering, and 5.5% of the gross proceeds from the partial exercise of the underwriter’s over-allotment option; provided, however, in connection with the XBP Europe Business Combination, subject to and conditioned upon its closing, CF&Co. agreed to waive the Marketing Fee.

In addition, the Company engaged CF&Co. as its exclusive financial advisor for the XBP Europe Business Combination, but CF&Co. has agreed not to receive an advisory fee for such services other than to receive reimbursement of actual expenses incurred and to be indemnified against certain liabilities arising out of its engagement.

Related Party Loans

The Sponsor made available to the Company, under the Pre-IPO Note, up to $300,000 to be used for a portion of the expenses of the Initial Public Offering. Prior to the closing of the Initial Public Offering, the amount outstanding under the Pre-IPO Note was approximately $79,000. The Pre-IPO Note was non-interest bearing and was repaid in full upon the completion of the Initial Public Offering.

In order to finance transaction costs in connection with an intended initial Business Combination, the Sponsor committed, pursuant to the Sponsor Loan, up to $1,750,000 to be provided to the Company to fund the Company’s expenses relating to investigating and selecting a target business and other working capital requirements, including $10,000 per month for office space, administrative and shared personnel support services that will be paid to the Sponsor, for the period commencing upon the consummation of the Initial Public Offering and concluding upon the consummation of the Company’s initial Business Combination, which Sponsor Loan has been fully drawn by the Company. For the years ended December 31, 2022 and 2021, the Company paid $120,000 and approximately $95,000 respectively, for office space and administrative fees.

If the Sponsor Loan is insufficient to cover the working capital requirements of the Company, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). If the Company completes a Business Combination, the Company would repay the Working Capital Loans out of the proceeds of the Trust Account released to the Company. Otherwise, the Working Capital Loans would be repaid only out of funds held outside the Trust Account. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans.

On June 30, 2022, the Company entered into the First Working Capital Loan with the Sponsor in the amount of up to $1,000,000, which First Working Capital Loan has been fully drawn by the Company.

On October 14, 2022, the Company entered into the Second Working Capital Loan with the Sponsor in the amount of up to $750,000 in connection with advances the Sponsor will make to the Company for working capital expenses.

The First Working Capital Loan and the Second Working Capital Loans bear no interest and are due and payable on the date on which the Company consummates its initial Business Combination. The principal balance of the First Working Capital Loan and Second Working Capital Loan may be prepaid at any time.

Except for the foregoing with respect to the First Working Capital Loan and the Second Working Capital, the terms of any other Working Capital Loans have not been determined and no written agreements exist with respect to such loans.

On March 9, 2022, the Company borrowed $4,424,015 ($0.20 for each Public Share that was not redeemed in connection with the First Extension) from the Sponsor pursuant to the First Extension Loan, which was deposited in the Trust Account. The First Extension Loan bears no interest and is due and payable on the date on which the Company consummates its initial Business Combination.

On September 30, 2022, the Company borrowed $976,832 ($0.33 for each Public Share that was not redeemed in connection with the Second Extension) from the Sponsor pursuant to the Second Extension Loan, which was deposited in the Trust Account. The Second Extension Loan bears no interest and is due and payable on the date on which the Company consummates its initial Business Combination.

As of December 31, 2022 and 2021, the carrying amounts of the loans payable by the Company to the Sponsor were approximately $8,200,000 and $734,000, respectively. As of December 31, 2022 and 2021, the face amounts of these loans were approximately $8,500,000 and $734,000, respectively.

Pursuant to the terms and conditions of the XBP Europe Business Combination, in connection with the consummation of the XBP Europe Business Combination, all amounts outstanding under each of the First Working Capital Loan, the Second Working Capital Loan, the First Extension Loan and the Second Extension Loan will be converted into shares of Class A common stock at $10.00 per share in accordance with, and subject to the exceptions set forth in, the Merger Agreement.

In connection with the terms and conditions of the XBP Europe Business Combination, a substantive conversion feature was added to the sponsor loans. Consequently, the amounts outstanding under these loans at the date of the Merger Agreement were accounted for as an extinguishment of the previous loans and establishment of the new loans at fair value. The gain on extinguishment was recognized as a capital transaction with the Sponsor through additional paid-in capital.

The Sponsor pays expenses on the Company’s behalf. The Company reimburses the Sponsor for such expenses paid on its behalf. The unpaid balance is included in Payables to related parties on the accompanying consolidated balance sheets. As of December 31, 2022 and 2021, the Company had accounts payable outstanding to the Sponsor for such expenses paid on the Company’s behalf of $0 and approximately $571,000, respectively.